SCUDDER
                                                                     INVESTMENTS

Sector Specific Funds I

Scudder Technology Fund

Supplement to the currently effective prospectuses

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The following revises "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

Ian Link, CFA                          Kelly P. Davis
Managing Director of Deutsche Asset    Vice President of Deutsche Asset
Management and Lead Manager of         Management and Portfolio Manager
the fund.                              of the fund.
  o Joined Deutsche Asset Management     o Global sector analyst for
    and the fund in 2004.                  technology sector: New York.
  o Head of Technology Global Sector     o Joined Deutsche Asset Management
    Team.                                  in 2003, after eight years of
  o Prior to joining Deutsche Asset        experience with semiconductors, as
    Management, had 14 years of            associate analyst in Equities
    experience as senior vice              Research with Credit Suisse First
    president, fund manager, head of       Boston, team leader in applications
    communications and technology          engineering at Advanced Micro
    teams and equity analyst               Devices, and in technical roles at
    for Franklin Templeton                 Interactive Silicon, Motorola, Inc.
    Investments.                           and Tellabs Operations, Inc. Joined
  o BA, University of California,          the fund in 2005.
    Davis; MBA, University of            o BS, Purdue University; MBA,
    California, Berkeley.                  University of California, Berkeley.
                                       Brian S. Peters, CFA
                                       Vice President of Deutsche Asset
                                       Management and Portfolio Manager of
                                       the fund.
                                         o Global sector analyst for
                                           technology sector: New York.
                                         o Joined Deutsche Asset Management in
                                           1999 and the fund in 2005.
                                         o Prior to joining the fund, Portfolio
                                           Manager for Global Equity and Global
                                           sector analyst for Industrials.
                                         o BA, University of Alabama,
                                           Birmingham.



               Please Retain This Supplement for Future Reference





May 31, 2005